Consolidated Balance Sheets - USD ($)	Jan. 31, 2022	Jul. 31, 2021	Jul. 31, 2020
Current assets
Cash	$ 5,942	$ 28,618
Total current assets	5,942	28,618
Other assets:
Intangible assets- net		10,586
Investment GENBIO	189,749
Investment TAG	119,841
Website Design	9,420	10,586
Total other assets	319,010	10,586
Total assets	324,952	39,204
Current liabilities
Accounts payable	237,086	227,238	229,638
Derivative liability	961,720	551,892	483,283
Loan from shareholder	96,400	97,000	98,500
Loan from affiliate	43,938	27,000
Loans payable due to non-related parties, net	208,320	279,497	517,129
Total current liabilities	1,547,464	1,182,627	1,328,550
Total liabilities	1,547,464	1,182,627	1,328,550
Stockholders’ deficit
Common stock, value	12,793	9,773	7,555
Preferred stock, value
Additional paid-in-capital	7,109,108	6,709,111	6,559,185
Accumulated deficit	(8,344,565)	(7,862,437)	(7,895,290)
Total stockholders’ deficit	(1,222,512)	(1,143,423)	(1,328,550)
Total liabilities and stockholders’ deficit	324,952	39,204
Preferred Class A [Member]
Stockholders’ deficit
Preferred stock, value
Preferred Class B [Member]
Stockholders’ deficit
Preferred stock, value	52	30
Preferred Class C [Member]
Stockholders’ deficit
Preferred stock, value	$ 100	$ 100